Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,666,825	1,567,696
Granted	851,453	832,366
Forfeiture	(201,954)	(305,300)
Settled	(347,733)	(427,937)
Shares outstanding	1,968,591	1,666,825
Stock appreciation rights ("SAR")
Disclosure of classes of share capital [line items]
Shares outstanding	91,307	509,192
Granted	0	0
Forfeiture	(13,195)	(309,566)
Settled	(78,112)	(108,319)
Shares outstanding	0	91,307
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	688,427	645,413
Granted	176,418	208,882
Forfeiture	0	0
Settled	0	(165,868)
Shares outstanding	864,845	688,427
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,082,153	983,441
Granted	475,623	423,628
Forfeiture	(75,892)	0
Settled	(247,866)	(324,916)
Shares outstanding	1,234,018	1,082,153